SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

  WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

For the Wells Fargo Advantage VT Index Asset Allocation Fund (the “Fund”)

Effective September 30, 2013, Christian Chan and Kandarp Acharya are the Portfolio Managers for the Fund and the following changes are made to the Fund’s SAI.

The Management of Other Accountsand Beneficial Ownership in the Funds table in the section entitled “Portfolio Managers” in the Fund’s SAI is amended to add the following information:

            Wells Capital Management

Kandarp Acharya, Christian Chan[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Messrs. Acharya and Chan became the portfolio manager of the Fund on September 30, 2013. The information presented in this table is as of the Fund’s most recent fiscal year end, at which time Messrs. Acharya and Chan were not the managers of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management
Kandarp Acharya	VT Index Asset Allocation Fund	$0
Christian Chan	VT Index Asset Allocation Fund	$0

August 16, 2013